Income Taxes - Schedule of Income Tax Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Income Tax Expense [Abstract]
Income before taxes	$ 55,323	$ 36,532
Expected statutory income tax rate	23.00%	23.00%
Expected income tax expense	$ 12,724	$ 8,402
Gain on warrant revaluation	(3,261)	(75)
Capital gain on debt settlement	(1,688)
Effect of change of control (Note1)		8,663
Other permanent differences	44	2,100
Change in unrecognized deferred income tax asset		(103,969)
Deferred income tax expense (recovery)	$ 7,819	$ (84,879)